Fair Value Measurements	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
FASB ASC 820, Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 - Inputs (other than quoted prices included within Level 1) that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data of substantially the full term of the related assets or liabilities.
Level 3 - Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Inputs are unobservable for the asset or liability. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The following table summarizes the Company’s liabilities measured at fair value as of September 30, 2020 and December 31, 2019, by level within the fair value hierarchy (in thousands):

	Level 1	Level 2	Level 3
September 30, 2020
Promissory note	$—	$—	$16,327

December 31, 2019
Promissory note	$—	$—	$16,169

The following table includes the changes in fair value of the promissory note which are Level 3 on the fair value hierarchy (in thousands):

2020
Fair value at January 1,	$16,169
Interest expense accrued	112
Increase in fair value	46
Fair value at September 30,	$16,327

2019
Fair value at January 1,	$15,852
Interest expense accrued	150
Increase in fair value	167
Fair value at December 31,	$16,169
The Company recorded interest expense of $38 thousand for each of the three months ended September 30, 2020 and 2019, and interest expense of $112 thousand for each of the nine months ended September 30, 2020 and 2019. Fair value of promissory note increased $709 thousand and $17 thousand for the three months ended September 30, 2020 and 2019, respectively, and fair value of promissory note increased $46 thousand and $101 thousand for the nine months ended September 30, 2020 and 2019, respectively.

There were no changes to our valuation techniques used to measure assets and liability fair values during the nine months ended September 30, 2020 and 2019. The valuation techniques for the items in the table above are as follows:
Level 3 borrowings, which consist of a promissory note, are measured and reported at fair value using a Monte Carlo simulation valuation model. The models can include assumptions related to the value of the notes that are based on the estimated timing and amounts of future rounds of financing, including the estimated timing of a change in control of the Company, and estimated market interest rates, which represent significant unobservable inputs. Assumptions used are (1) the Company is worth today what it can generate in future cash to the Company, (2) cash received today is more than an equal amount of cash received in the future, and (3) future cash flows can be reasonably estimated.
Fair Value Measurements
FASB ASC 820, Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 - Inputs (other than quoted prices included within Level 1) that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data of substantially the full term of the related assets or liabilities.

Level 3 - Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Inputs are unobservable for the asset or liability. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.
The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The following table summarizes the Company’s liabilities measured at fair value as of December 31, 2019 and 2018, by level within the fair value hierarchy (in thousands):

	Level 1	Level 2	Level 3
December 31, 2019
Promissory note	$—	$—	$16,169

December 31, 2018
Promissory note	$—	$—	$15,852

The following table includes the changes in fair value of the promissory notes which are Level 3 on the fair value hierarchy (in thousands):

	2019	2018
Fair value at January 1,	$15,852	$27,756
Interest expense accrued	150	364
Principal and interest expense paid	—	(13,328)
Increase in fair value	167	1,060
Fair value at December 31,	$16,169	$15,852

There were no changes to our valuation techniques used to measure assets and liability fair values during the year ended December 31, 2019 and 2018. The valuation techniques for the items in the table above are as follows:

Level 3 borrowings, which consist of promissory notes, are measured and reported at fair value using a Monte Carlo simulation valuation model. The models can include assumptions related to the value of the notes that are based on the estimated timing and amounts of future rounds of financing, including the estimated timing of a change in control of the Company, and estimated market interest rates, which represent significant unobservable inputs. Assumptions used are 1) the Company is worth today what it can generate in future cash to the Company, 2) cash received today is more than an equal amount of cash received in the future; and 3) future cash flows can be reasonably estimated.